Leases - non-cancelable operating lease agreement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Supplemental information related to operating leases
Operating lease right-of-use asset	¥ 19,548	¥ 18,606
Operating lease liabilities-current	(8,078)	(7,860)
Operating lease liabilities-non-current	(11,426)	(11,743)
Total operating lease liabilities	¥ (19,504)	¥ (19,603)
Weighted average remaining lease term	2 years 5 months 19 days	2 years 1 month 28 days
Weighted average discount rate	4.75%	4.75%